Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total cost	¥ 42,026		¥ 47,558
Less: Accumulated depreciation	(32,733)		(30,899)
Less: Amortization of leasehold improvements	(330)		(62)
Total property and Equipment, net	8,963	$ 1,282	16,597
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	36,357		42,350
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	3,187		3,158
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,145		713
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	¥ 1,337		¥ 1,337